Variable Interest Entity (“VIE”) - Schedule of Condensed Balance Sheet (Details) - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Condensed Balance Sheet [Line Items]
Current assets		¥ 85,753,334	$ 12,200,281	¥ 44,242,131
Property and equipment, net		72,658,575	10,337,266	125,356,649
Other noncurrent assets		10,132,185	1,441,524	10,132,185
Total assets		168,544,094	23,979,071	179,730,965
Total liabilities		(614,510,596)	(87,427,526)	(616,896,870)
Net assets		(445,966,502)	(63,448,455)	(437,165,905)
Accounts payable		7,831,313	1,114,175	9,252,203
Deferred revenues		135,467	19,273	204,494
Other payables and accrued liabilities		7,382,729	1,050,354	18,773,301
Taxes payable		5,799,588	825,118	8,970,615
Intercompany payable	[1]	561,017,190	79,816,923	557,091,375
Total current liabilities		582,166,287	82,825,843	594,291,988
Non-current shareholder loan		32,344,309	4,601,683	22,604,882
Total liabilities		¥ 614,510,596	$ 87,427,526	¥ 616,896,870

[1]	Intercompany balances will be eliminated upon consolidation.